15 Financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
Note	15 | Financial instruments

Note 15.1 | Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2020
Assets
Trade receivables	14,151	-	-	14,151
Other receivables	340	-	326	666
Cash and cash equivalents
Cash and Banks	1,638	-	-	1,638
Money market funds	-	2,724	-	2,724
Financial assets at fair value through profit or loss:
Government bonds	-	2,222	-	2,222
Financial assets at amortized cost:
Government bonds	317	-	-	317
Total	16,446	4,946	326	21,718

As of December 31, 2019
Assets
Trade receivables	16,961	-	-	16,961
Other receivables	429	-	-	429
Cash and cash equivalents		-	-
Cash and Banks	218	-	-	218
Financial assets at fair value through profit or loss:
Money market funds	-	3,798	-	3,798
Total	17,608	3,798	-	21,406

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2020
Liabilities
Trade payables	33,540	-	33,540
Other payables	9,284	-	9,284
Borrowings	8,404	-	8,404
Derivative financial instruments	-	1	1
Total	51,228	-	51,228

As of December 31, 2019
Liabilities
Trade payables	17,791	-	17,791
Other payables	10,367	-	10,367
Borrowings	13,418	-	13,418
Total	41,576	-	41,576

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2020
Interest income	55	-	55
Exchange differences	570	579	1,149
Changes in fair value of financial assets	-	989	989
Corporate Notes	415	-	415
Total	1,040	1,568	2,608

As of December 31, 2019
Interest income	78	-	78
Exchange differences	830	1,456	2,286
Changes in fair value of financial assets	-	383	383
Adjustment to present value	622	-	622
Total	1,530	1,839	3,369

As of December 31, 2018
Interest income	1,406	-	1,406
Exchange differences	6,000	-	6,000
Bank fees and expenses	(18)	-	(18)
Changes in fair value of financial assets	-	1,563	1,563
Adjustment to present value	(1)	-	(1)
Total	7,387	1,563	8,950

Note 15.2 | Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.20	12.31.19
Customers with no external credit rating:
Group 1(i)	10,437	14,376
Group 2 (ii)	864	721
Group 3 (iii)	2,850	1,864
Total trade receivables	14,151	16,961

(i)         Relates to customers with debt to become due.

(ii)          Relates to customers with past due debt from 0 to 3 months.

(iii)          Relates to customers with past due debt from 3 to 12 months.

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of these financial assets.